ACCOUNTING POLICIES (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Asset retirement obligation [Roll Forward]
Beginning balance	$ 54.4	$ 60.8
Accretion	3.6	3.5
Spending	(8.2)	(11.2)
Currency translation adjustments	(1.1)	(0.7)
Acquisition activity	1.7	0.0
Adjustments	3.1	2.0
Ending balance	$ 53.5	$ 54.4